NOTE 21. VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Schedule of Variable Interest Entities

	December 31,
	2014	2013

Total assets	$458,794	$407,289
Total liabilities	271,099	212,469

	Years Ended December 31,
	2014	2013	2012

Revenues	$43,408	$39,675	$34,946
Net (loss) income	(8,467)	4,082	4,786